Employee benefits - Net defined benefit obligations - Weighted average duration (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2021
Changes in net defined benefit liability (asset) [abstract]
Provisions for other long-term employee benefits	€ 2,389	€ 2,358	€ 2,318
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	4 years	4 years	6 years
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	8 years
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	11 years
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	15 years
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Provisions for other long-term employee benefits	€ 1,711	€ 1,753	€ 1,720	€ 1,225
French part-time for seniors plans | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	2 years
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	2 years